Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax expense	$ 29	$ 24
Deferred income tax recovery	(814)	(30)
Total income tax recovery	$ (785)	$ (6)